Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Interest Rate	8.00%
Collateral	Convertible notes payable
Convertible notes payable	$ 584,000	$ 100,000	$ 1,232,857
Convertible Notes Payable One [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	April, 2025
Interest Rate	8.00%	0.00%
Collateral	Unsecured
Convertible notes payable	$ 100,000	$ 100,000	440,000
Convertible Notes Payable Two [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	March 2025
Interest Rate	8.00%	0.00%
Collateral	Unsecured
Convertible notes payable	$ 150,000		200,000
Convertible Notes Payable Three [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	March 2025
Interest Rate	8.00%	0.00%
Collateral	Unsecured
Convertible notes payable	$ 50,000		592,857
Convertible Notes Payable Four [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	March 2025
Interest Rate	8.00%	8.00%
Collateral	Unsecured
Convertible notes payable	$ 50,000	$ 100,000
Convertible Notes Payable Five [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	April 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 10,000
Convertible Notes Payable Six [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	April 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 20,000
Convertible Notes Payable Seven [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	May 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 10,000
Convertible Notes Payable Eight [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	May 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 100,000
Convertible Notes Payable Nine [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 5,000
Convertible Notes Payable Ten [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 15,000
Convertible Notes Payable Eleven [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 10,000
Convertible Notes Payable Twelve [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 4,000
Convertible Notes Payable Thirteen [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	July 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 50,000
Convertible Notes Payable Fourteen [Member]
Notes Payable and Convertible Notes Payable - Schedule of Convertible Notes Payable (Details) [Line Items]
Maturity Date	August 2025
Interest Rate	8.00%
Collateral	Unsecured
Convertible notes payable	$ 10,000